ALPS | Metis Global Micro Cap Value Fund
SUMMARY SECTION ALPS | METIS GLOBAL MICRO CAP VALUE FUND (THE "FUND")
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ALPS | Metis Global Micro Cap Value Fund	Investor Class [1]	Class C	Class I
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%	2.00%	2.00%
[1]	Effective December 1, 2017, Class A shares were renamed Investor Class shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS | Metis Global Micro Cap Value Fund		Investor Class [1]	Class C	Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Shareholder Services Fees		0.15%	none	none
Other Fund Expenses		1.19%	1.21%	1.21%
Other Expenses		1.34%	1.21%	1.21%
Total Annual Fund Operating Expenses	[2]	2.84%	3.46%	2.46%
Fee Waiver and Expense Reimbursement	[3]	(0.74%)	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		2.10%	2.70%	1.70%
[1]	Effective December 1, 2017, Class A shares were renamed Investor Class shares.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	ALPS Advisors, Inc. (the "Adviser") has agreed to contractually limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.70% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2019. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through this letter agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. The Adviser may not discontinue this waiver prior to February 28, 2019 without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2019. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ALPS | Metis Global Micro Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	213	810	1,433	3,109
Class C	373	992	1,732	3,684
Class I	173	694	1,241	2,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
ALPS | Metis Global Micro Cap Value Fund | Class C | USD ($)	273	992	1,732	3,684

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended October 31, 2017, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Metis Global Partners, LLC (the "Sub-Adviser"), seeks to achieve the Fund's investment objective by investing primarily in equity securities of micro-cap companies located both within and outside of the United States. The Fund's investments outside of the United States may include securities of companies located in emerging or frontier markets. The Sub-Adviser expects to construct the Fund's portfolio based on the Sub-Adviser's global knowledge of fundamental data and market inefficiencies, and will seek to position the portfolio in what the Sub-Adviser believes are undervalued segments of the Fund's investment universe.

In assembling the Fund's investment universe, the Sub-Adviser typically screens fundamental and pricing data and applies liquidity algorithms in order to seek to maintain a consistent quality of data in the decision making process. Securities are typically analyzed using a valuation model that assesses companies based on multiple factors and assigns each security a score based on the difference between the current price and value. The Sub-Adviser's optimization process is value driven and takes into account the individual stocks, industries, sectors and countries.

The Sub-Adviser regards "micro-cap" companies to be those with market capitalizations typically between $50 million and $750 million. Under normal conditions, the Fund will invest at least eighty percent (80%) of its net assets plus borrowings for investment purposes in micro-cap companies, while the Fund overall will generally invest in companies located in at least five different countries, with forty percent (40%) or more of the Fund's assets invested in non-U.S. companies. In determining the country in which a particular company is located, the Sub-Adviser may consider factors such as the location of the company's headquarters, the location of the company's assets, or the locations from which the company derives a substantial portion of its revenue. The Fund defines emerging and frontier markets as those countries currently excluded from the MSCI World Index of developed markets. These companies are typically domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

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Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

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Micro-Cap Company Risk. The Fund expects to invest significantly in micro-capitalization stocks, which are often more volatile and less liquid than securities of larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

•	Emerging and Frontier Markets Risk. To the extent that the Fund invests in issuers located in emerging and frontier markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging and frontier markets have been more volatile than the markets of developed countries with more mature economies.

•	Currency Risk. The value of the Fund's investments may fall as a result of changes in exchange rates.

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Style Investing Risk. To the extent a fund focuses on a particular style of stocks (such as, in the case of the Fund, value stocks), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value investing involves buying stocks that the Sub-Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund's performance may be adversely affected when value stocks underperform.

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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Managed Portfolio Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Please see "What are the Principal and Non-Principal Risks of Investing in the Fund?" for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter – September 30, 2016	9.92%
Worst Quarter – March 31, 2016	1.00%

The Fund's Investor Class share year-to-date return as of December 31, 2017 was 14.60%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - ALPS | Metis Global Micro Cap Value Fund	1 Year	Since Inception	Inception Date
Investor Class	14.60%	16.98%	Dec. 23, 2015
Investor Class | After Taxes on Distributions	11.39%	14.21%	Dec. 23, 2015
Investor Class | After Taxes on Distributions and Sales	9.27%	12.19%	Dec. 23, 2015
Class C	12.97%	16.19%	Dec. 23, 2015
Class I	15.06%	17.34%	Dec. 23, 2015
S&P Global BMI Under 500 Million - NR (reflects no deduction for fees, expenses or taxes)	24.87%	17.61%	Dec. 23, 2015